J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated August 21, 2009
to the Prospectuses dated July 1, 2009, as supplemented

Effective September 1, 2009, the following “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan Emerging Markets Debt Fund (the “Fund”) in the “Fees and Expenses” section of the Fund’s Prospectuses replace the corresponding tables.

For the Class A, Class B and Class C Shares Prospectus, the tables below replace the corresponding tables on pages 77 and 78 of this Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	0.70	0.70
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.26	0.26
Acquired Fund (Underlying Fund) Fee and Expenses[2]	0.01	0.01
Total Annual Fund Operating Expenses[3,4]	1.47	1.97
Fee Waivers and/or Expenses Reimbursements[4]	(0.06)	(0.06)
Net Expenses[4]	1.41	1.91

1	“Other Expenses” have been calculated based on the actual amounts incurred in the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 2/28/09. “Acquired Fund Fees and Expenses” will vary with changes in expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses of the Class A and Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40% and 1.90%, respectively, of their average daily net assets through 8/31/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.46% and 1.96% and Net Expenses would have been 1.40% and 1.90% for the Class A and Class C Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 8/31/10 and total operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

SUP-EMD-809

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	513	817	1,142	2,062
CLASS C SHARES** ($)	294	613	1,057	2,291

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	513	817	1,142	2,062
CLASS C SHARES ($)	194	613	1,057	2,291

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

For the Select Class Shares Prospectus, the tables below replace the corresponding tables on pages 70 of this Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

Select Class
Management Fees	0.70
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.28
Acquired Fund (Underlying Fund) Fee and Expenses[2]	0.01
Total Annual Fund Operating Expenses[3,4]	1.24
Fee Waivers and/or Expenses Reimbursements[4]	(0.08)
Net Expenses[4]	1.16

1	“Other Expenses” have been calculated based on the actual amounts incurred in the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 2/28/09. “Acquired Fund Fees and Expenses” will vary with changes in expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses of the Select Class C Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15% of their average daily net assets through 8/31/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.23% and Net Expenses would have been 1.15% for the Select Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 8/31/10 and total operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
118	386	673	1,493

For the Class R5 Shares Prospectus, the tables below replace the corresponding tables on pages 19 of this Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

Class R5
Management Fees	0.70
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.28
Acquired Fund (Underlying Fund) Fee and Expenses[2]	0.01
Total Annual Fund Operating Expenses[3,4]	1.04
Fee Waivers and/or Expenses Reimbursements[4]	(0.08)
Net Expenses[4]	0.96

1	“Other Expenses” have been calculated based on the actual amounts incurred in the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Fund’s assets among the acquired funds calculated on a daily basis through the Fund’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 2/28/09. “Acquired Fund Fees and Expenses” will vary with changes in expenses of the acquired funds as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

3	The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

4	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses of the Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95% of their average daily net assets through 8/31/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses would have been 1.03% and Net Expenses would have been 0.95% for the Class R5 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Class R5 Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 8/31/10 and total operating expenses thereafter.

This example is for comparison only; the actual returns of Class R5 shares and your actual costs may be higher or lower.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
98	323	566	1,264

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE